Shareholder Report, Holdings (Details) - INSTITUTIONAL CLASS	Jan. 31, 2026
Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Pegasystems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
A A O N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Casella Waste System [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
M A C O M Technology Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
A D M A Biologics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
U L Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Lazard Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Texas Roadhouse [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Argan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.56%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.32%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.37%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%
Argan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
P D F Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Ligand Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Phibro Animal Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
I Radimed Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Douglas Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Metropolitian Bank Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Business First Bancshares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
U F P Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
Le Maitire Vascular [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.25%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.19%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.21%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Tele Comm [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%